Business Combination (Details) - Schedule of Assets and Liabilities Assumed - OpCo [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 07, 2023
Current assets
Cash	$ 7,946
Prepaid expenses	637
Other current assets	30
Total current assets	8,613
Long-term assets
Intangible assets, net	1,345,000
Property, plant and equipment	91,855
Right-of-use assets	940
Total long-term assets	1,437,795
Total assets acquired	1,446,408
Current liabilities
Accounts payable	2,574
Accrued liabilities	7,370
Current lease liability	137
Other current liabilities	1
Total current liabilities	10,082
Long-term liabilities
Deferred tax liability	71,426	$ 71,426
Asset retirement obligation	1,967
Long-term lease liability	594
Total long-term liabilities	73,987
Total liabilities assumed	84,069
Total identifiable net assets	1,362,339
Goodwill	423,920
Net assets acquired	$ 1,786,259